Investments In Affiliated Companies, Partnership And Other Companies Investment in affiliated companies, Partnership and Other Companies (Investment Under Fair Value Method) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018
Investments in and Advances to Affiliates, at Fair Value	$ 42,963,000	$ 59,980,000
Net gain related to revaluation			$ 43,350,000
Subsidiary F
Investments in and Advances to Affiliates, at Fair Value	12,939,000	39,658,000
Preferred stock issued				$ 30,000,000
Percent outstanding				17.00%
Net gain related to revaluation	3,700,000	42,000,000
Company G
Investments in and Advances to Affiliates, at Fair Value	7,764,000	7,162,000
Preferred stock issued	11,500,000
Net gain related to revaluation	$ 3,700,000	3,500,000
Ownership interest acquired by noncontrolling interest	41.00%
Company H
Investments in and Advances to Affiliates, at Fair Value	$ 4,595,000	4,595,000
Net gain related to revaluation	4,600,000
Impairment of investments under fair value	5,100,000
Subsidiary I
Investments in and Advances to Affiliates, at Fair Value	12,665,000
Subsidiary J
Investments in and Advances to Affiliates, at Fair Value	5,000,000	$ 5,000,000
Company I
Net gain related to revaluation	5,000
Impairment of investments under fair value	$ 4,100